OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 1,675	$ 930	$ 1,040
Operating loss	(26,941)	(30,953)	(24,814)
Net financing income (expenses)	2,813	521	(1,360)
Loss before taxes on income	(29,754)	(30,432)	(26,174)
Agriculture [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	876	628	862
Operating loss	(12,256)	(12,248)	(8,687)
Industrial application [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	72	40	33
Operating loss	(220)	(169)	(333)
Human health [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	513	183	75
Operating loss	(8,875)	(10,087)	(4,669)
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	214	79	70
Operating loss	$ (5,590)	$ (8,449)	$ (11,125)